Summary Prospectus Supplement

March 3, 2022

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 3, 2022 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus dated April 30, 2021

Inception Portfolio (the "Fund")

Effective March 15, 2022, the Fund will recommence offering Class I, Class A, Class C and Class IS shares. Accordingly, effective March 15, 2022, the Fund's Summary Prospectus is revised as follows:

The second paragraph of the section of the Summary Prospectus entitled "Purchase and Sale of Fund Shares" is hereby deleted.

Please retain this supplement for future reference.

  IFIINCEPSUMPROSPT 3/22